Related parties (Details) $ / shares in Units, $ in Millions		1 Months Ended		12 Months Ended
	Jun. 15, 2015 USD ($)	Aug. 31, 2020 EUR (€)	Aug. 31, 2020 USD ($)	Dec. 31, 2020 EUR (€) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 EUR (€)	Aug. 01, 2020 $ / shares	Jun. 17, 2020 $ / shares	Jun. 19, 2019 $ / shares	Mar. 22, 2019 $ / shares shares	Jun. 14, 2018 $ / shares	Jun. 19, 2017 $ / shares
Disclosure of transactions between related parties [line items]
Payments to acquire or redeem entity's shares				€ 608,600,000
Non-Executive Director
Disclosure of transactions between related parties [line items]
Travel expenses reimbursed to related party				300,000		€ 400,000
Travel expenses reimbursed to related party				€ 300,000		400,000
Ordinary shares
Disclosure of transactions between related parties [line items]
Share price (in dollars per share) | $ / shares					$ 21.04		$ 25.50			$ 20.00
Number of shares issued (in shares) | shares										20,000,000
Shares repurchased and canceled | shares				(29,900,000)	(29,900,000)
Payments to acquire or redeem entity's shares		€ 389,300,000	$ 460.6	€ 217,400,000	$ 250.9
Restricted Shares | Key management personnel
Disclosure of transactions between related parties [line items]
Number of shares issued (in shares) | shares					3,178,400
Restricted Shares | Non-Executive Director
Disclosure of transactions between related parties [line items]
Share price (in dollars per share) | $ / shares								$ 21.78	$ 20.74		$ 17.94	$ 14.38
Mariposa Capital and TOMS Capital | Affiliate Of Founder Entities
Disclosure of transactions between related parties [line items]
Advisory Services Agreement, annual fee | $	$ 2.0
Advisory Services Agreement, renewal term	1 year
Advisory Services Agreement, expiration notice term	90 days
Advisory Services Agreement, termination term	6 months
Mariposa Capital | Affiliate Of Founder Entities
Disclosure of transactions between related parties [line items]
Travel expenses reimbursed to related party				1,000,000.0		1,100,000
Travel expenses reimbursed to related party				1,000,000.0		1,100,000
TOMS Capital | Affiliate Of Founder Entities
Disclosure of transactions between related parties [line items]
Travel expenses reimbursed to related party				900,000		1,200,000
Travel expenses reimbursed to related party				€ 900,000		€ 1,200,000